Notes to Profit or Loss - Summary of Selling Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of selling expenses [line items]
Selling expenses	€ 22,671,481	€ 6,382,510	€ 4,816,038
Personnel expenses [member]
Disclosure of selling expenses [line items]
Selling expenses	6,967,000	2,536,000	1,771,000
Consumable supplies [member]
Disclosure of selling expenses [line items]
Selling expenses	14,000	3,000	1,000
Other operating expenses [member]
Disclosure of selling expenses [line items]
Selling expenses	1,158,000	538,000	386,000
Amortization of intangible assets [member]
Disclosure of selling expenses [line items]
Selling expenses	11,000	25,000	0
External services [member]
Disclosure of selling expenses [line items]
Selling expenses	14,150,000	2,953,000	2,658,000
Depreciation and other costs for infrastructure [member]
Disclosure of selling expenses [line items]
Selling expenses	€ 371,000	€ 328,000	€ 0